Equity-Based Compensation	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation

Note 10. Equity-Based Compensation

The Company adopted the Cadrenal Therapeutics, Inc. 2022 Equity Incentive Plan (the “Initial Plan”), on July 11, 2022, which was later amended and restated on October 16, 2022, for purposes of clarifying the application of certain of the rules of the Initial Plan to awards approved before such amendment and restatement of the Initial Plan and to facilitate the transition to the Cadrenal Therapeutics, Inc. 2022 Successor Equity Incentive Plan (the “Successor Plan”) for the issuance and approval of awards after consummation of the IPO. On October 16, 2022, the Board adopted and the Company’s stockholders approved the Cadrenal Therapeutics, Inc. 2022 Successor Equity Incentive Plan (the “2022 Plan”), which is a successor to and continuation of the Initial Plan and became effective on January 19, 2023. Upon the effectiveness of the 2022 Plan, it replaced the Initial Plan, except with respect to awards outstanding under the Initial Plan, and no further awards will be available for grant under the Initial Plan.

Subject to certain adjustments, the maximum number of shares of common stock that could have been issued under the Plans in connection with awards was 2,000,000 shares, of which 760,000 remained available for issuance as March 31, 2023. The maximum number of shares of common stock that may be issued under the 2022 Plan will automatically increase on January 1 of each calendar year for a period of ten years commencing on January 1, 2024 and ending on (and including) January 1, 2033, to a number of shares of common stock equal to 20% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year; provided, however that the board of directors, or the compensation committee, may act prior to January 1 of a given calendar year to provide that the increase for such year will be a lesser number of shares of common stock. All available shares may be utilized toward the grant of any type of award under the 2022 Plan.

The Company measures its stock-based awards granted to employees, consultants and directors based on the estimated fair values of the awards and recognizes the compensation over the requisite service period. The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. Stock-based compensation is recognized using the straight-line method. As the stock compensation expense is based on awards ultimately expected to vest, it is reduced by forfeitures. The Company accounts for forfeitures as they occur.

Weighted average assumptions used in the Black-Scholes model are set forth below:

March 31, 2023
Risk-free interest rate	2.98% – 4.10%
Dividend yield	—
Expected term (years)	5.27 – 5.81
Volatility	62.4% – 62.5%

Activity under the Plans for the period from December 31, 2022 to March 31, 2023 is set forth below:

	Number Outstanding	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	1,100,000	$0.84	9.57	$4,578,000
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled/forfeited/expired	-	-	-	-
Outstanding at March 31, 2023	1,100,000	$0.84	9.33	$808,500
Options vested and exercisable at March 31, 2023	183,328	$0.64	9.31	$84,002
Options vested and expected to vest as of March 31, 2023	1,100,000	$0.84	9.33	$808,500

The weighted average grant date fair value of options granted to date was $1.11. At March 31, 2023, the Company had $935,190 of unrecognized stock-based compensation expense related to stock options which will be recognized over the weighted average remaining requisite service period of 2.0 years. The Company settles employee stock option exercises with newly issued shares of common stock.

On January 24, 2023, the Company granted 50,000 shares of the Company’s common stock to the Company’s Chief Financial Officer. The shares were fully vested on the date of grant.

On March 30, 2023, the Company issued 10,839 shares of its common stock to a consultant for services rendered.

On March 31, 2023, the Company issued 77,340 shares of its common stock for services to be performed from April through September 2023.

Total stock-based compensation expense and the allocation of stock-based compensation for the periods presented below were as follows:

	Three Months Ended March 31, 2023	January 25, 2022 (Inception) to March 31, 2022
General and administrative	$194,140	$-
Research and development	92,256	-
Total stock-based compensation	$286,396	$-

Note 10. Equity-Based Compensation

The Company adopted the Cadrenal Therapeutics, Inc. 2022 Equity Incentive Plan, or the Initial Plan, on July 11, 2022, which was later amended and restated on October 16, 2022, for purposes of clarifying the application of certain of the rules of the Initial Plan to awards approved before such amendment and restatement of the Initial Plan and to facilitate the transition to the Cadrenal Therapeutics, Inc. 2022 Successor Equity Incentive Plan (the “Successor Plan”) for the issuance and approval of awards after consummation of this offering. On October 16, 2022, the Board adopted and the Company’s stockholders approved the Cadrenal Therapeutics, Inc. 2022 Successor Equity Incentive Plan, or the 2022 Plan, which will be a successor to and continuation of the Initial Plan and became effective on January 19, 2023. Upon the effectiveness of the 2022 Plan, it replaced the Initial Plan, except with respect to awards outstanding under the Initial Plan, and no further awards will be available for grant under the Initial Plan.

Subject to certain adjustments, the maximum number of shares of common stock that could have been issued under the Plans in connection with awards was 2,000,000 shares, of which 810,000 remained available for issuance as December 31, 2022. The maximum number of shares of common stock that may be issued under the 2022 Plan will automatically increase on January 1 of each calendar year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, to a number of shares of common stock equal to 20% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year; provided, however that the board of directors, or the compensation committee, may act prior to January 1 of a given calendar year to provide that the increase for such year will be a lesser number of shares of common stock. All available shares may be utilized toward the grant of any type of award under the 2022 Plan.

The Company measures its stock-based awards granted to employees, consultants and directors based on the estimated fair values of the awards and recognizes the compensation over the requisite service period. The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. Stock-based compensation is recognized using the straight-line method. As the stock compensation expense is based on awards ultimately expected to vest, it is reduced by forfeitures. The Company accounts for forfeitures as they occur.

Weighted average assumptions used in the Black-Scholes model are set forth below:

December 31, 2022
Risk-free interest rate	2.98% – 4.10%
Dividend yield	—
Expected term (years)	5.27 – 5.81
Volatility	62.4% – 62.5%

On July 11, 2022, the Company granted stock options to purchase 650,000 shares of common stock at an exercise price of $0.64 per common share. The stock option grants were issued to directors, members of the Scientific Advisory Board, and other consultants to the Company and vest in periods ranging from one to three years.

On August 18, 2022, the Company issued stock options to purchase 300,000 shares of common stock to our Chief Medical Officer. The options have an exercise price of $0.64 per common share and will vest quarterly over a period of three years, subject to certain adjustments.

On August 18, 2022, the Company granted stock options to purchase 100,000 shares of common stock at an exercise price of $0.64 per common share. The stock option grants were issued to members of the Scientific Advisory Board and vest over three years.

Activity under the Plans for the period from January 25, 2022 (inception) to December 31, 2022 is set forth below:

	Number Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 25, 2022	—	$—	—	$—
Granted	1,100,000	0.84	9.57	4,578,000
Exercised	—	—	—	—
Canceled/forfeited/expired	—	—	—	—
Outstanding at December 31, 2022	1,100,000	$0.84	9.57	$4,578,000
Options vested and exercisable at December 31, 2022	108,330	$0.64	9.55	$427,629
Options vested and expected to vest as of December 31, 2022	1,100,000	$0.84	9.57	$4,578,000

The weighted average grant date fair value of options granted to date was $1.11. At December 31, 2022, the Company had $1,048,151 of unrecognized stock-based compensation expense related to stock options which will be recognized over the weighted average remaining requisite service period of 2.2 years. The Company settles employee stock option exercises with newly issued shares of common stock.

On July 11, 2022, the Company issued restricted stock of 46,875 shares of common stock to a consultant. These shares fully vested on October 1, 2022.

On August 18, 2022, the Company issued 40,000 shares of common stock to a consultant. These shares were fully vested upon the date of grant.

On August 18, 2022, the Company issued 40,000 shares of common stock to Steven Zelenkofske, a director, for recruiting services performed. These shares were fully vested upon the date of grant.

On September 16, 2022, the Company issued 50,000 shares of common stock to John Murphy, a director. These shares were fully vested upon the date of grant.

On October 3, 2022, the Company issued 137,000 shares of common stock to various consultants for services rendered. 70,000 of the shares were subsequently returned and canceled. These shares were fully vested upon the date of grant.

On October 3, 2022, the Company issued stock options to purchase 50,000 shares of common stock to a director. The options have an exercise price of $5.00 per common share and vest over a three-year period, with 33.33% vesting on the first anniversary of the effective date, and thereafter 1/36 on a monthly basis.

Total stock compensation expense for the period from January 25, 2022 (inception) to December 31, 2022 was $928,049.

The allocation of stock-based compensation for the period presented below was as follows:

January 25, 2022 (Inception) to December 31, 2022
General and administrative	$791,247
Research and development	136,802
Total stock-based compensation	$928,049